Portfolio of Investments
CTIVP® – Loomis Sayles Growth Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.8%
Issuer	Shares	Value ($)
Communication Services 13.4%
Entertainment 2.0%
Walt Disney Co. (The)	391,201	48,540,220
Interactive Media & Services 11.4%
Alphabet, Inc., Class A(a)	42,747	62,650,003
Alphabet, Inc., Class C(a)	42,860	62,987,056
Facebook, Inc., Class A(a)	565,112	148,002,833
Total		273,639,892
Total Communication Services		322,180,112
Consumer Discretionary 18.0%
Hotels, Restaurants & Leisure 3.9%
Starbucks Corp.	493,555	42,406,246
Yum China Holdings, Inc.	405,133	21,451,792
Yum! Brands, Inc.	319,191	29,142,138
Total		93,000,176
Internet & Direct Marketing Retail 14.1%
Alibaba Group Holding Ltd., ADR(a)	548,911	161,368,856
Amazon.com, Inc.(a)	56,324	177,349,068
Total		338,717,924
Total Consumer Discretionary		431,718,100
Consumer Staples 5.0%
Beverages 3.5%
Monster Beverage Corp.(a)	1,038,004	83,247,921
Household Products 1.5%
Colgate-Palmolive Co.	475,132	36,656,434
Total Consumer Staples		119,904,355
Energy 0.5%
Energy Equipment & Services 0.5%
Schlumberger NV	818,559	12,736,778
Total Energy		12,736,778
Financials 3.1%
Capital Markets 3.1%
Factset Research Systems, Inc.	121,273	40,611,902
SEI Investments Co.	678,812	34,429,345
Total		75,041,247
Total Financials		75,041,247
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 15.0%
Biotechnology 3.3%
Regeneron Pharmaceuticals, Inc.(a)	141,664	79,300,674
Health Care Equipment & Supplies 2.2%
Intuitive Surgical, Inc.(a)	46,355	32,890,727
Varian Medical Systems, Inc.(a)	111,799	19,229,428
Total		52,120,155
Health Care Technology 1.7%
Cerner Corp.	552,137	39,913,984
Life Sciences Tools & Services 2.2%
Illumina, Inc.(a)	167,308	51,711,556
Pharmaceuticals 5.6%
Novartis AG, ADR	465,519	40,481,532
Novo Nordisk A/S, ADR	343,285	23,834,278
Roche Holding AG, ADR	1,666,677	71,200,441
Total		135,516,251
Total Health Care		358,562,620
Industrials 9.1%
Aerospace & Defense 2.9%
Boeing Co. (The)	426,496	70,482,729
Air Freight & Logistics 2.5%
Expeditors International of Washington, Inc.	654,498	59,245,159
Machinery 3.7%
Deere & Co.	402,384	89,180,366
Total Industrials		218,908,254
Information Technology 35.7%
Communications Equipment 1.7%
Cisco Systems, Inc.	1,007,527	39,686,488
IT Services 6.6%
Automatic Data Processing, Inc.	108,948	15,197,157
Visa, Inc., Class A	714,329	142,844,370
Total		158,041,527
CTIVP® – Loomis Sayles Growth Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
CTIVP® – Loomis Sayles Growth Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 8.0%
NVIDIA Corp.	243,905	132,006,264
QUALCOMM, Inc.	501,231	58,984,864
Total		190,991,128
Software 19.4%
Autodesk, Inc.(a)	463,918	107,169,697
Microsoft Corp.	498,135	104,772,735
Oracle Corp.	1,606,601	95,914,080
Salesforce.com, Inc.(a)	479,693	120,556,445
Workday, Inc., Class A(a)	176,212	37,908,487
Total		466,321,444
Total Information Technology		855,040,587
Total Common Stocks (Cost $1,271,168,908)		2,394,092,053

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(b),(c)	12,698,735	12,697,466
Total Money Market Funds (Cost $12,697,466)		12,697,466
Total Investments in Securities (Cost: $1,283,866,374)		2,406,789,519
Other Assets & Liabilities, Net		(7,791,681)
Net Assets		2,398,997,838

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	28,224,649	339,517,470	(355,044,976)	323	12,697,466	(1,721)	108,634	12,698,735
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	CTIVP® – Loomis Sayles Growth Fund | Quarterly Report 2020